STOCKHOLDERS' EQUITY (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2015	Aug. 29, 2014	Mar. 07, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 10, 2014	Jul. 14, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investment Owned, at Fair Value						$ 725,000
Market Price of Common Stock						$ 0.20
Allocated Share-based Compensation Expense, Total				$ 171,569	$ 28,139	$ 231,607	$ 163,432
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options				$ 597,475		$ 330,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 1 month 6 days		1 year 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value						$ 0.44
Stock Issued During Period, Shares, Issued for Services	30,000
Stock Issued During Period, Shares, New Issues	293,512
Payments for Fees	$ 5,000
Employee and Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value						$ 0.33
Stock Option and Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase Common Stock Reserved For Future Issuance								3,000,000
Common Stock, Capital Shares Reserved for Future Issuance								8,000,000	5,000,000
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Purchased By Agreement Party			$ 1,350,000
Common Stock Shares Purchased By Agreement Party			11,250,000
Additional Common Stock Purchased By Agreement Party						$ 1,000,000
Common Stock Purchase Price		$ 0.12	$ 0.12			$ 0.12
Additional Common Stock Purchase Date						on or before August 31, 2014
Common Stock, Option To Purchase Additional Shares						$ 5,500,000
Additional Common Stock Option To Purchase Price						$ 0.15
Additional Common Stock option To Purchase Expire date						Jan. 31, 2015
Upfront Payments						$ 1,500,000
Proceeds from Issuance of Common Stock		$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,333,333